Consolidated Statements of Comprehensive Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Consolidated Statements Of Comprehensive Income [Abstract]
Foreign currency translation adjustments, attributable to noncontrolling interest, net of taxes	$ 20	$ (16)	$ 0
Foreign currency translation adjustments, tax effect	357	(595)	(45)
Reclassification adjustment in net income on currency translation adjustments - tax effect	0	0	224
Unrealized gains (losses) on available-for-sale securities, tax effect	36	0	40
Reclassification adjustment realized in net income on available-for-sale securities, tax effect	(1)	(9)	(10)
Unrealized gains (losses) on cash flow hedges, tax effect	371	(411)	140
Reclassification adjustment included in net income on cash flow hedges, tax effect	21	20	18
Net prior service credit (cost) arising during period - tax effect	305	27	262
Amortization of net prior service cost (credit) included in net income, tax effect	(525)	(523)	(588)
Reclassification adjustment in net income on defined benefit postretirement plans- tax effect	$ 0	$ 0	$ 11